ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE

The accounts receivable and allowance balances at June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
Accounts receivable	$441,077	$458,896
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$441,077	$458,896